Oppenheimer Capital Income Fund

Oppenheimer Discovery Fund

Oppenheimer Discovery Mid Cap Growth Fund

Oppenheimer Dividend Opportunity Fund

Oppenheimer Emerging Markets Innovators Fund

Oppenheimer Emerging Markets Local Debt Fund

Oppenheimer Equity Income Fund

Oppenheimer Fundamental Alternatives Fund

Oppenheimer Global Allocation Fund

Oppenheimer Global Fund

Oppenheimer Global High Yield Fund

Oppenheimer Global Multi-Alternatives Fund

Oppenheimer Global Multi-Asset Growth Fund

Oppenheimer Global Multi-Asset Income Fund

Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Opportunities Fund

Oppenheimer Global Real Estate Fund

Oppenheimer Global Strategic Income Fund

Oppenheimer Global Value Fund

Oppenheimer Gold & Special Minerals Fund

Oppenheimer Government Cash Reserves

Oppenheimer Government Money Market Fund

Oppenheimer International Bond Fund

Oppenheimer International Diversified Fund

Oppenheimer International Equity Fund

Oppenheimer International Growth and Income Fund

Oppenheimer International Growth Fund

Oppenheimer Limited-Term Bond Fund

Oppenheimer Limited-Term Government Fund

Oppenheimer Macquarie Global Infrastructure Fund

Oppenheimer Main Street All Cap Fund®

Oppenheimer Main Street Mid Cap Fund®

Oppenheimer Main Street Small Cap Fund®

Oppenheimer Mid Cap Value Fund

Oppenheimer Portfolio Series: Active Allocation Fund

Oppenheimer Portfolio Series: Conservative Investor
Fund

Oppenheimer Portfolio Series: Equity Investor Fund

Oppenheimer Portfolio Series: Moderate Investor Fund

Oppenheimer Real Estate Fund

Oppenheimer Rising Dividends Fund

Oppenheimer Rochester® AMT-Free Municipal Fund

Oppenheimer Rochester® AMT-Free New York Municipal Fund

Oppenheimer Rochester® Arizona Municipal Fund

Oppenheimer Rochester® California Municipal Fund

Oppenheimer Rochester® Fund Municipals

Oppenheimer Rochester® High Yield Municipal Fund

Oppenheimer Rochester® Intermediate Term Municipal Fund

Oppenheimer Rochester® Limited Term California Municipal Fund

Oppenheimer Rochester® Limited Term New York Municipal Fund

Oppenheimer Rochester® Maryland Municipal Fund

Oppenheimer Rochester® Massachusetts Municipal Fund

Oppenheimer Rochester® Michigan Municipal Fund

Oppenheimer Rochester® Minnesota Municipal Fund

Oppenheimer Rochester® New Jersey Municipal Fund

Oppenheimer Rochester® North Carolina Municipal Fund

Oppenheimer Rochester® Ohio Municipal Fund

Oppenheimer Rochester® Pennsylvania Municipal Fund

Oppenheimer Rochester® Short Duration High Yield Municipal Fund

Oppenheimer Rochester® Short Term Municipal Fund

Oppenheimer Rochester® Virginia Municipal Fund

Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Plus Fund

Oppenheimer Small Cap Value Fund

Oppenheimer SteelPath MLP Alpha Fund

Oppenheimer SteelPath MLP Alpha Plus Fund

Oppenheimer SteelPath MLP Income Fund

Oppenheimer SteelPath MLP Select 40 Fund

Oppenheimer SteelPath Panoramic Fund

Oppenheimer Total Return Bond Fund

Oppenheimer Value Fund

Supplement dated October 30, 2017 to the

Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information ("SAI") of each of the above-referenced Funds (each, a "Fund"), and is in addition to any other supplements. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference.

Prospectus

1.	For all funds except Oppenheimer Government Cash Reserves and Oppenheimer Government Money Market Fund, the second paragraph in the section "Purchase and Sale of Fund Shares" is deleted in its entirety and replaced with the following:

Shares may be purchased and redeemed on days the New York Stock Exchange is open for trading. Shareholders may purchase or redeem shares by mail at the address on the back cover, through the website at www.oppenheimerfunds.com or by calling 1.800.225.5677 on any regular business day.

2.	With respect to Oppenheimer Government Cash Reserves and Oppenheimer Government Money Market Fund, the second paragraph in the section titled “Purchase and Sale of Fund Shares” is deleted in its entirety and replaced with the following:

Shares may be purchased and redeemed on days the New York Stock Exchange is open for trading. Shareholders may purchase or redeem shares by mail at the address on the back cover, through the website at www.oppenheimerfunds.com or by calling 1.800.225.5677 on any regular business day. Share transactions may be paid by check, by Federal funds wire or directly from or into your bank account. The Fund also offers a checkwriting privilege.

3.	With respect to each fund that offers Class I shares, the section “What is the Minimum Investment?” is deleted in its entirety and replaced with the following:

What is the Minimum Investment? You can buy most Fund share classes with a minimum initial investment of $1,000. For Class I shares the minimum initial investment is $1 million per account. The Class I share minimum initial investment is waived for service provider platforms. Reduced initial minimums are available for other share classes in certain circumstances, including, but not limited to, the following:

•	Traditional and Roth IRA accounts as well as Asset Builder Plan, Automatic Exchange Plan and government allotment plan accounts may be opened with a minimum initial investment of $500.
•	For wrap fee-based programs, salary reduction plans and other retirement plans and accounts, there is no minimum initial investment.

The Fund, at its discretion, reserves the right to otherwise waive the minimum initial investment. There are no subsequent purchase minimums.

4.	With respect to each fund that does not offer Class I shares, the section “What is the Minimum Investment?” is deleted in its entirety and replaced with the following:

What is the Minimum Investment? You can buy most Fund share classes with a minimum initial investment of $1,000. For Class I shares the minimum initial investment is $1 million per account. Reduced initial minimums are available for other share classes in certain circumstances, including, but not limited to, the following:

•	Traditional and Roth IRA accounts as well as Asset Builder Plan, Automatic Exchange Plan and government allotment plan accounts may be opened with a minimum initial investment of $500.
•	For wrap fee-based programs, salary reduction plans, and other retirement plans and accounts, there is no minimum initial investment.

The Fund, at its discretion, reserves the right to otherwise waive the minimum initial investment. There are no subsequent purchase minimums.

5.	For all funds except Oppenheimer Government Cash Reserves, Oppenheimer Government Money Market Fund, Oppenheimer Limited-Term Bond Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Rochester Intermediate Term Municipal Fund, Oppenheimer Rochester Limited Term New York Municipal Fund, Oppenheimer Rochester Short Duration High Yield Municipal Fund and Oppenheimer Rochester Short Term Municipal Fund, the paragraph under the third bullet point “Amount of Your Investment” in the section “Choosing a Share Class” is deleted in its entirety and replaced with the following:

Purchase orders from a single investor for more than $1 million of Class C shares will not normally be accepted. Financial intermediaries are responsible for determining the suitability of a particular share class for an investor.

6.	With respect to Oppenheimer Limited-Term Bond Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Rochester Intermediate Term Municipal Fund, Oppenheimer Rochester Limited Term New York Municipal Fund, Oppenheimer Rochester Short Duration High Yield Municipal Fund and Oppenheimer Rochester Short Term Municipal Fund, the paragraph under the third bullet point “Amount of Your Investment” in the section “Choosing a Share Class” is deleted in its entirety and replaced with the following:

Purchase orders from a single investor for more than $500,000 of Class C shares will not normally be accepted. Financial intermediaries are responsible for determining the suitability of a particular share class for an investor.

7.	For all funds except Oppenheimer Government Cash Reserves and Oppenheimer Government Money Market Fund, the sections “Right of Accumulation” and “Letter of Intent” appearing under the heading “Reduced Class A Sales Charges” are deleted in their entirety and replaced with the following:

▪ Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making, you can add the value of qualified shares that you and your spouse currently own, and other qualified share purchases that you are currently making, to the value of your Class A share purchase of the Fund. The value of the qualified shares you currently own is based on the greater of their current offering price or the amount you paid for the shares. For purposes of calculating that value, only the value of shares owned as of December 31, 2007 and any shares purchased subsequently will be taken into consideration. The value of any shares that you have redeemed will not be counted. In totaling your holdings, you may count shares held in:

•	your individual accounts (including IRAs, 403(b) plans and eligible college savings programs),
•	your joint accounts with your spouse,
•	accounts you or your spouse hold as trustees or custodians on behalf of children who are minors.

A fiduciary can apply a right of accumulation to all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer and Single K plans for the benefit of a sole proprietor).

If you are buying shares without using a financial intermediary, you must provide information about your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through a financial intermediary you must notify the intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

To count shares held in accounts at other firms, you may be requested to provide a copy of account statements showing your current qualified share holdings. The values of the qualified share holdings you provided will be retained and the Right of Accumulation applied to future purchases, until any subsequent changes in those qualified share holdings are reported. Shares purchased under a Letter of Intent may also qualify as eligible holdings under a Right of Accumulation.

▪ Letter of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Fund. A Letter of Intent is a written statement of your intention to purchase a specified value of qualified shares over a 13-month period. The total amount of your intended purchases in the same types of accounts identified above under “Right of Accumulation” will determine the reduced sales charge rate that will apply to your Class A share purchases during that period. You must notify the Fund, if you are purchasing shares without using a financial intermediary, or your financial intermediary of any qualifying college savings program purchases or purchases through other financial intermediaries.

Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. If you do not complete the anticipated purchases, you will be charged the difference between the sales charge that you paid and the sales charge that would apply to the actual value of shares you purchased. Shares equal in value to 2% of the intended purchase amount will be held in escrow for this purpose. Please refer to “How to Buy Shares – Letter of Intent” in the Statement of Additional Information for more complete information. You may also be able to apply the Right of Accumulation to purchases you make under a Letter of Intent.

8.	The following is added as the last bullet point of the section “Class A Sales Charge Waivers” appearing under “Sales Charge Waivers”:

•	Effective December 4, 2017, purchases made where there is no broker-dealer of record.

9.	The following is added as the last bullet point of the section “Waivers of Class B and Class C Contingent Deferred Sales Charges” appearing under “Sales Charge Waivers”:

•	Effective December 4, 2017, conversions to Class A share accounts requested by current investors who no longer have a broker-dealer of record for an existing Class C share account.

10.	The paragraphs “Buying Shares”, and “Buying Shares Through a Financial Intermediary” under the section “How to Buy, Sell and Exchange Shares” are deleted in their entirety and replaced with the following:

Buying Shares. You can buy shares in several ways as described below. Your order must be received in proper form before the Valuation Time for you to receive that day’s offering price. If your order is received on a day other than a regular business day or after the Valuation Time, the order will receive the next offering price that is determined. To be in proper form, your purchase order must comply with the procedures described below. If you submit a purchase request without designating which Oppenheimer fund you wish to invest in or if the selected Oppenheimer fund or share class is no longer offered, your investments will be made into Class A shares of Oppenheimer Government Money Market Fund. This does not apply to purchases by or for certain retirement plans or accounts. A purchase order for the Fund’s shares may be rejected for any reason.

Buying Shares Through a Financial Intermediary. You can buy shares through any financial intermediary that has a selling agreement in place with the Distributor. Your financial intermediary will place your order on your behalf and may charge a fee for that service. Your account information will be shared with the financial intermediary designated as the dealer of record for your account. When buying shares through a financial intermediary, you may not be eligible to purchase certain share classes offered by the Fund or benefit from certain policies and procedures described herein as your eligibility may be dependent upon the policies and procedures of such financial intermediary. In addition, financial intermediaries may have different policies and procedures regarding the availability of the sales charge reductions and waivers described herein and disclosed in the Appendix titled “Special Sales Charge Arrangements and Waivers.”

11.	With respect to each Fund that offers Class I shares, the paragraph “Buying Shares Through the Distributor” and the bullet point “Involuntary Redemptions”, under the section “How to Buy, Sell and Exchange Shares” are deleted in their entirety and replaced with the following:

Buying Shares Without Using a Financial Intermediary. We recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you. If you want to purchase shares without using a financial intermediary (without designating a broker-dealer as described below), complete an OppenheimerFunds new account application and mail it with a check payable in U.S. dollars to Oppenheimer funds at the address shown on the back cover of this prospectus. No share class other than Class A may be purchased by a new (non-institutional) investor without designating a broker-dealer.

If you do not designate a broker-dealer on your application or a current investor no longer has a broker-dealer of record for an existing account, the account will be held on behalf of the Fund(s) and, effective December 4, 2017, you will only be eligible to purchase Class A shares without a sales charge (and, for eligible institutional investors, Class Y or Class I shares). In the event a broker-dealer is thereafter designated by an investor, the Class A sales charge waiver privilege will be revoked for future purchases. For more information regarding undesignated investments, please call the number on the back cover of this prospectus.

■ Involuntary Redemptions. In some circumstances, involuntary redemptions may be made to repay any losses from the cancellation of share purchase orders.

12.	With respect to each Fund that does not offer Class I shares, the paragraph “Buying Shares Through the Distributor” and the bullet point “Involuntary Redemptions” under the section “How to Buy, Sell and Exchange Shares” are deleted in their entirety and replaced with the following:

Buying Shares Without Using a Financial Intermediary. We recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you. If you want to purchase shares without using a financial intermediary (without designating a broker-dealer as described below), complete an OppenheimerFunds new account application and mail it with a check payable in U.S. dollars to Oppenheimer funds at the address shown on the back cover of this prospectus. No share class other than Class A may be purchased by a new (non-institutional) investor without designating a broker-dealer.

If you do not designate a broker-dealer on your application or a current investor no longer has a broker-dealer of record for an existing account, the account will be held on behalf of the Fund(s) and, effective December 4, 2017, you will only be eligible to purchase Class A shares without a sales charge (and, for eligible institutional investors, Class Y shares). In the event a broker-dealer is thereafter designated by an investor, the Class A sales charge waiver privilege will be revoked for future purchases. For more information regarding undesignated investments, please call the number on the back cover of this prospectus.

■ Involuntary Redemptions. In some circumstances, involuntary redemptions may be made to repay any losses from the cancellation of share purchase orders.

13.	The third bullet appearing under “Internet and Telephone Transaction Requests” is deleted in its entirety and revised as follows:

■ Redemptions that are submitted by telephone or on the internet and request the proceeds to be paid by check, are limited to $100,000, must be made payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 15 days of changing the address on an account.

14.	The paragraph “Purchases and Redemptions by Federal Funds Wire” is deleted in its entirety and replaced with the following:

Purchases and Redemptions by Federal Funds Wire. Shares may be paid for by Federal Funds wire. Redemption proceeds may also be transmitted by wire and are limited to $100,000. The minimum wire purchase or redemption is $2,500. There is a $10 fee for each wire redemption request. Before sending a wire purchase, please call the number on the back cover of this prospectus to provide notification of the incoming wire and to receive further instructions. To set up wire redemptions on your account or to arrange for a wire redemption, please call the number on the back cover of this prospectus.

15.	The following is added at the end of the Appendix “Special Sales Charge Arrangements and Waivers”:

Class A Sales Charge Waivers Applicable to Share Purchases through LPL Financial (“LPL”) (concessions are not paid by the Distributor)

• Shares purchased by clients of LPL who are accessing the Oppenheimer funds through LPL’s Mutual Fund Only Platform

For Funds offering Class I shares:

16.	The last sentence of the first paragraph in the section “Purchase and Sale of Fund Shares” is deleted in its entirety and replaced with the following:

The Class I share minimum initial investment is waived for retirement plan and health savings account service provider platforms (jointly, “service provider platforms”).

17.	The section “About Class I Shares” is deleted in its entirety and replaced with the following:

About Class I Shares. Class I shares are sold at net asset value per share without a sales charge and are only available to eligible institutional investors. To be eligible to purchase Class I shares, an investor must:

▪ be an “institutional investor” which may include corporations; trust companies; endowments and foundations; defined contribution, defined benefit, and other employer sponsored retirement plans and deferred compensation plans; service provider platforms; insurance companies; registered investment advisor firms; registered investment companies; bank trusts; college savings programs; and family offices;

▪ make a minimum initial investment of $1 million or more per account (waived for service provider platforms); and

▪ trade through an omnibus, trust, trust networked or similar pooled account.

Class I shares are not available directly to individual investors. Individual shareholders who purchase Class I shares through a financial intermediary or service provider platform will not be eligible to hold Class I shares outside of their respective financial intermediary or service provider platform.

An institutional investor that buys Class I shares for its customers’ accounts may impose charges on those accounts that are not described in this prospectus or the Statement of Additional Information. When buying, selling, exchanging and transferring the Fund’s other classes of shares, most of the special account features available to investors buying other classes of shares do not apply to Class I shares.

The Fund, at its discretion, reserves the right to waive the minimum initial investment and minimum balance requirements for investment companies advised or sub-advised by the Manager or an affiliate of the Manager, and for certain investors otherwise eligible that provide investment products that reference Class I shares of the Fund as the underlying security.

No operational and recordkeeping, networking, sub-accounting, administrative or similar types of fees, 12b-1 fees, commission payments, or so called “finder’s fees” will be paid with respect to Class I shares.

Statement of Additional Information

1.	With respect to all funds except Oppenheimer Government Money Market Fund and Oppenheimer Government Cash Reserves, the second paragraph appearing under “Class A Service Plan” is deleted in its entirety and replaced with the following:

The Distributor does not receive or retain the service fee for Class A share accounts when the investor does not have a broker of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for those services, the Board has not yet done so.

2.	With respect to Oppenheimer Government Cash Reserves, the last sentence of the first paragraph in the section “Class A Service Plan” is deleted in its entirety and replaced with the following:

The Distributor does not receive or retain the service fee for Class A share accounts when the investor does not have a broker of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for those services, the Board has not yet done so.

3.	With respect to Oppenheimer Government Cash Reserves, the third paragraph appearing under “Class B, Class C and Class R Distribution and Service Plans” is deleted in its entirety and replaced with the following:

Class C or Class R shares may not be purchased by a new investor without the investor designating a registered broker-dealer. Where a current investor no longer has a broker-dealer of record for an existing account, the account will be held on behalf of the Fund(s). In those cases, the Distributor will then retain the distribution fees paid on Class C and Class R shares, but will not retain any service fees.

4.	With respect to all funds except Oppenheimer Government Cash Reserves, Oppenheimer Global Multi Strategies Fund, Oppenheimer Government Money Market Fund, Oppenheimer Senior Floating Rate Plus Fund, Oppenheimer SteelPath Alpha Fund, Oppenheimer SteelPath Alpha Plus Fund and Oppenheimer SteelPath MLP Income Fund and Oppenheimer SteelPath MLP Select 40 Fund, the fourth paragraph appearing under “Class B, Class C and Class R Distribution and Service Plans” or “Class C and Class R Distribution and Service Plans” is deleted in its entirety and replaced with the following:

Class C or Class R shares may not be purchased by a new investor without the investor designating a registered broker-dealer. Where a current investor no longer has a broker-dealer of record for an existing account, the account will be held on behalf of the Fund(s). In those cases, the Distributor will then retain the distribution fees paid on Class C and Class R shares, but will not retain any service fees.

5.	With respect to Oppenheimer Global Multi Strategies Fund, Oppenheimer Senior Floating Rate Plus Fund, Oppenheimer SteelPath Alpha Fund, Oppenheimer SteelPath Alpha Plus Fund and Oppenheimer SteelPath MLP Income Fund and Oppenheimer SteelPath MLP Select 40 Fund, the fourth paragraph appearing under “Class C Distribution and Service Plan” is deleted in its entirety and replaced with the following:

Class C shares may not be purchased by a new investor without the investor designating a registered broker-dealer. Where a current investor no longer has a broker-dealer of record for an existing account, the account will be held on behalf of the Fund(s). In those cases, the Distributor will then retain the distribution fees paid on Class C shares, but will not retain any service fees.

For Funds Offering Class I shares:

1.	The first two paragraphs under the section “Class I Share Availability” are deleted in their entirety and replaced with the following:

Class I Share Availability.

Class I shares are not available directly to individual investors. They are only available to eligible institutional investors. To be eligible to purchase Class I shares, an investor must:

• be an “institutional investor” which may include corporations; trust companies; endowments and foundations; defined contribution, defined benefit, and other employer sponsored retirement plans and deferred compensation plans; retirement plan or health savings account service provider platforms (jointly, “service provider platforms”); insurance companies; registered investment advisor firms; registered investment companies; bank trusts; college savings programs; and family offices;

• make a minimum initial investment of $1 million or more per account (waived for retirement and health savings account plan service provider platforms (collectively, “service provider platforms”)); and

• trade through an omnibus, trust, trust networked or similar pooled account.

No operational and recordkeeping, networking, sub-accounting, administrative or similar types of fees, 12b-1 fees, commission payments, or so called “finder’s fees” will be paid with respect to Class I shares. The Fund, at its discretion, reserves the right to waive the minimum initial investment and minimum balance requirements for investment companies advised or sub-advised by the Manager or an affiliate of the Manager.

2.	The second paragraph appearing under “Involuntary Conversion of Class I shares” is deleted in its entirety and replaced with the following:

Individual shareholders who purchase Class I shares through financial intermediaries or service provider platforms will not be eligible to hold Class I shares outside of their respective financial intermediary or service provider platform.

October 30, 2017	PS0000.177